UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number: 811-08850


                         Name and address of Registrant:

                                ICAP Funds, Inc.
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606


                    Name and address of agent for service:

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606

                                   Copies to:
                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202


                   Registrant's telephone number: 312-424-9100


                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

ICAP DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

-----------------------------------------------------------------------------
                                                    NUMBER OF
                                                      SHARES         VALUE
-----------------------------------------------------------------------------

COMMON STOCKS                            97.0%

BASIC INDUSTRIES                          3.2%
Archer-Daniels-Midland Co.                             32,100       $545,058
Du Pont (EI) de Nemours & Co.                           4,450        190,460
Freeport-McMoran Copper & Gold, Inc                     6,550        265,275
                                                              ---------------
                                                                   1,000,793
                                                              ---------------

CAPITAL SPENDING                         10.0%
Deere & Co.                                            12,450        803,647
General Electric Co.                                   27,150        911,697
Tyco International Ltd.                                25,300        775,698
Waste Management, Inc.                                 22,350        611,049
                                                              ---------------
                                                                   3,102,091
                                                              ---------------

COMMUNICATIONS                            4.9%
BellSouth Corp.                                        26,600        721,392
Comcast Corp. Class A*                                 28,114        793,940
                                                              ---------------
                                                                   1,515,332
                                                              ---------------

CONSUMER DURABLES                         1.8%
Masco Corp.                                            16,550        571,471
                                                              ---------------

CONSUMER SERVICES                         8.1%
Cendant Corp.                                          45,700        987,120
Clear Channel Communications, Inc.                     20,950        653,012
Gannett Co., Inc.                                       5,986        501,387
R.R. Donnelley & Sons Co.                              12,050        377,406
                                                              ---------------
                                                                   2,518,925
                                                              ---------------

CONSUMER STAPLES                          5.5%
Altria Group, Inc.                                     15,950        750,288
McDonald's Corp.                                       16,450        461,094
PepsiCo, Inc.                                          10,100        491,365
                                                              ---------------
                                                                   1,702,747
                                                              ---------------

ENERGY                                   12.0%
ConocoPhillips                                         14,418      1,194,531
Exxon Mobil Corp.                                      21,050      1,017,346
Halliburton Co                                          4,350        146,552
Marathon Oil Corp.                                     19,985        824,981
Occidental Petroleum Corp.                              9,900        553,707
                                                              ---------------
                                                                   3,737,117
                                                              ---------------

* Non-income producing.

See notes to schedules of investments.

ICAP DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

-----------------------------------------------------------------------------
                                                    NUMBER OF
                                                      SHARES         VALUE
-----------------------------------------------------------------------------

FINANCIAL                                24.4%
Bank of America Corp.                                  33,900   $  1,468,887
Citigroup, Inc.                                        32,217      1,421,414
Fannie Mae                                              4,300        272,620
Goldman Sachs Group, Inc.                               7,400        689,976
J.P. Morgan Chase & Co.                                28,100      1,116,413
MetLife, Inc.                                           6,251        241,601
Morgan Stanley                                         14,650        722,245
The St. Paul Travelers Cos., Inc.                      24,337        804,581
Wells Fargo & Co.                                      14,750        879,543
                                                              ---------------
                                                                   7,617,280
                                                              ---------------

HEALTH CARE                              10.6%
Baxter International, Inc.                             21,600        694,656
GlaxoSmithKline plc ADR                                23,800      1,040,774
Pfizer, Inc.                                           24,000        734,400
Sanofi-Aventis ADR                                     22,797        834,598
                                                              ---------------
                                                                   3,304,428
                                                              ---------------

RETAIL                                    4.3%
Lowe's Cos., Inc.                                      11,500        625,025
Staples, Inc.                                          11,650        347,403
Target Corp.                                            8,450        382,363
                                                              ---------------
                                                                   1,354,791
                                                              ---------------

TECHNOLOGY                                8.2%
International Business Machines Corp.                   9,550        818,817
Microsoft Corp.                                        30,100        832,265
Motorola, Inc.                                         16,250        293,150
Philips Electronics NV                                 27,274        624,847
                                                              ---------------
                                                                   2,569,079
                                                              ---------------

UTILITIES                                 4.0%
Dominion Resources, Inc.                                9,000        587,250
Entergy Corp.                                          10,850        657,618
                                                              ---------------
                                                                   1,244,868
                                                              ---------------

TOTAL COMMON STOCKS
(cost $26,499,156)                                                30,238,922
                                                              ---------------

* Non-income producing.

See notes to schedules of investments.

ICAP DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

-----------------------------------------------------------------------------
                                                    NUMBER OF
                                                      SHARES         VALUE
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT
                                               ---------------

SHORT-TERM INVESTMENT                     2.2%

VARIABLE RATE DEMAND DEPOSIT              2.2%
UMB Bank Money Market Fiduciary                      $694,342    $   694,342
                                                              ---------------

TOTAL SHORT-TERM INVESTMENT
 (cost $694,342)                                                     694,342
                                                              ---------------

TOTAL INVESTMENTS                        99.2%
(cost $27,193,498)                                                30,933,264

Other Assets less Liabilities             0.8%                       230,835
                                                              ---------------

NET ASSETS                              100.0%                   $31,164,099
                                                              ===============

* Non-income producing.

See notes to schedules of investments.

ICAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

----------------------------------------------------------------------------
                                                     NUMBER OF
                                                       SHARES      VALUE
----------------------------------------------------------------------------

COMMON STOCKS                            95.2%

BASIC INDUSTRIES                          3.1%
Archer-Daniels-Midland Co.                            925,600   $15,716,688
Du Pont (EI) de Nemours & Co.                         143,050     6,122,540
Freeport-McMoran Copper & Gold, Inc.                  201,750     8,170,875
                                                              --------------
                                                                 30,010,103
                                                              --------------

CAPITAL SPENDING                          9.7%
Deere & Co.                                           365,150    23,570,433
General Electric Co.                                  819,950    27,533,921
Tyco International Ltd.                               762,300    23,372,118
Waste Management, Inc.                                676,000    18,481,840
                                                              --------------
                                                                 92,958,312
                                                              --------------

COMMUNICATIONS                            4.8%
BellSouth Corp.                                       800,700    21,714,984
Comcast Corp. Class A*                                849,322    23,984,853
                                                              --------------
                                                                 45,699,837
                                                              --------------

CONSUMER DURABLES                         1.8%
Masco Corp.                                           505,000    17,437,650
                                                              --------------

CONSUMER SERVICES                         8.0%
Cendant Corp.                                       1,380,450    29,817,720
Clear Channel Communications, Inc.                    632,050    19,700,998
Gannett Co., Inc.                                     181,363    15,190,964
R.R. Donnelley & Sons Co.                             371,550    11,636,946
                                                              --------------
                                                                 76,346,628
                                                              --------------

CONSUMER STAPLES                          5.3%
Altria Group, Inc.                                    474,000    22,296,960
McDonald's Corp.                                      496,500    13,916,895
PepsiCo, Inc.                                         303,200    14,750,680
                                                              --------------
                                                                 50,964,535
                                                              --------------

ENERGY                                   11.7%
ConocoPhillips                                        428,838    35,529,228
Exxon Mobil Corp.                                     641,700    31,013,361
Halliburton Co.                                       139,450     4,698,071
Marathon Oil Corp.                                    585,904    24,186,117
Occidental Petroleum Corp.                            298,950    16,720,274
                                                              --------------
                                                                112,147,051
                                                              --------------

* Non-income producing.

See notes to schedules of investments.

ICAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

----------------------------------------------------------------------------
                                                     NUMBER OF
                                                       SHARES      VALUE
----------------------------------------------------------------------------

FINANCIAL                                24.2%
Bank of America Corp.                               1,022,800    44,317,924
Citigroup, Inc.                                       980,700    43,268,484
Fannie Mae                                            140,050     8,879,170
Goldman Sachs Group, Inc.                             224,200    20,904,408
J.P. Morgan Chase & Co.                               864,100    34,330,693
MetLife, Inc.                                         180,459     6,974,740
Morgan Stanley                                        438,850    21,635,305
The St. Paul Travelers Cos., Inc.                     772,657    25,544,041
Wells Fargo & Co.                                     445,200    26,547,276
                                                              --------------
                                                                232,402,041
                                                              --------------

HEALTH CARE                              10.5%
Baxter International, Inc.                            645,950    20,773,752
GlaxoSmithKline plc ADR                               722,200    31,581,806
Pfizer, Inc.                                          738,150    22,587,390
Sanofi-Aventis ADR                                    694,389    25,421,581
                                                              --------------
                                                                100,364,529
                                                              --------------

RETAIL                                    4.2%
Lowe's Cos., Inc.                                     333,150    18,106,703
Staples, Inc.                                         371,250    11,070,675
Target Corp.                                          255,876    11,578,389
                                                              --------------
                                                                 40,755,767
                                                              --------------

TECHNOLOGY                                8.0%
International Business Machines Corp.                 281,900    24,170,106
Microsoft Corp.                                       912,800    25,238,920
Motorola, Inc.                                        485,750     8,762,930
Philips Electronics NV                                823,021    18,855,411
                                                              --------------
                                                                 77,027,367
                                                              --------------

UTILITIES                                 3.9%
Dominion Resources, Inc.                              275,450    17,973,113
Entergy Corp.                                         325,650    19,737,647
                                                              --------------
                                                                 37,710,760
                                                              --------------

TOTAL COMMON STOCKS
(cost $776,672,166)                                             913,824,580
                                                              --------------


* Non-income producing.

See notes to schedules of investments.

ICAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

----------------------------------------------------------------------------
                                                     NUMBER OF
                                                       SHARES      VALUE
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT
                                               ---------------

SHORT-TERM INVESTMENT                     1.0%

VARIABLE RATE DEMAND DEPOSIT              1.0%
UMB Bank Money Market Fiduciary                   $10,044,032   $10,044,032
                                                              --------------

TOTAL SHORT-TERM INVESTMENT
 (cost $10,044,032)                                              10,044,032
                                                              --------------

TOTAL INVESTMENTS                        96.2%
(cost $786,716,198)                                             923,868,612

Other Assets less Liabilities             3.8%                   36,115,255
                                                              --------------

NET ASSETS                              100.0%                 $959,983,867
                                                              ==============


* Non-income producing.

See notes to schedules of investments.

ICAP SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

--------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS                            96.0%

BASIC INDUSTRIES                          5.5%
Archer-Daniels-Midland Co.                         586,450     $9,957,921
Freeport-McMoRan Copper & Gold, Inc.                45,400      1,838,700
                                                           ---------------
                                                               11,796,621
                                                           ---------------

CAPITAL SPENDING                         11.6%
Deere & Co.                                        154,800      9,992,340
Tyco International Ltd.                            248,400      7,615,944
Waste Management, Inc.                             271,450      7,421,443
                                                           ---------------
                                                               25,029,727
                                                           ---------------

COMMUNICATIONS                            4.6%
Comcast Corp. Class A *                            353,400      9,980,016
                                                           ---------------

CONSUMER SERVICES                         8.9%
Cendant Corp.                                      596,000     12,873,600
R.R. Donnelley & Sons Co.                          204,750      6,412,770
                                                           ---------------
                                                               19,286,370
                                                           ---------------

CONSUMER STAPLES                          4.2%
Altria Group, Inc.                                 194,500      9,149,280
                                                           ---------------

ENERGY                                   11.2%
ConocoPhillips                                     122,350     10,136,697
Marathon Oil Corp.                                 231,502      9,556,403
Occidental Petroleum Corp.                          80,900      4,524,737
                                                           ---------------
                                                               24,217,837
                                                           ---------------

FINANCIAL                                23.2%
Bank of America Corp.                              231,250     10,020,062
Citigroup, Inc.                                    229,883     10,142,438
Fannie Mae                                          29,500      1,870,300
Goldman Sachs Group, Inc.                          100,150      9,337,986
J.P. Morgan Chase & Co.                            248,450      9,870,918
The St. Paul Travelers Cos., Inc.                  265,198      8,767,446
                                                           ---------------
                                                               50,009,150
                                                           ---------------

HEALTH CARE                               9.5%
GlaxoSmithKline plc ADR                            222,850      9,745,230
Sanofi-Aventis ADR                                 293,408     10,741,667
                                                           ---------------
                                                               20,486,897
                                                           ---------------

* Non-income producing.

See notes to schedules of investments.

ICAP SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

--------------------------------------------------------------------------
                                                   NUMBER OF
                                                    SHARES        VALUE
--------------------------------------------------------------------------

RETAIL                                    4.8%
Lowe's Cos., Inc.                                  162,100     $8,810,135
Target Corp.                                        33,550      1,518,138
                                                           ---------------
                                                               10,328,273
                                                           ---------------

TECHNOLOGY                                9.5%
International Business Machines Corp.               72,600      6,224,724
Microsoft Corp.                                    367,600     10,164,140
Philips Electronics NV                             178,950      4,099,745
                                                           ---------------
                                                               20,488,609
                                                           ---------------

UTILITIES                                 3.0%
Entergy Corp.                                      106,200      6,436,782
                                                           ---------------

TOTAL COMMON STOCKS
 (cost $196,990,555)                                          207,209,562
                                                           ---------------

                                                PRINCIPAL
                                                 AMOUNT
                                              ------------

SHORT-TERM INVESTMENT                     3.8%

VARIABLE RATE DEMAND DEPOSIT              3.8%
UMB Bank Money Market Fiduciary                 $8,163,981      8,163,981
                                                           ---------------

TOTAL SHORT-TERM INVESTMENT
 (cost $8,163,981)                                              8,163,981
                                                           ---------------

TOTAL INVESTMENTS                        99.8%
(cost $205,154,536)                                           215,373,543

Other Assets less Liabilities             0.2%                    324,190
                                                           ---------------

NET ASSETS                              100.0%               $215,697,733
                                                           ===============


* Non-income producing.

See notes to schedules of investments.

ICAP EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

------------------------------------------------------------------------------
                                                   NUMBER
                                                  OF SHARES       VALUE
------------------------------------------------------------------------------

COMMON STOCKS                          97.5%

BASIC INDUSTRIES                        7.3%
BHP Billiton plc                                         204,700   $2,154,054
BASF AG ADR                                               45,300    2,670,435
                                                                 -------------
                                                                    4,824,489
                                                                 -------------

CAPITAL SPENDING                        8.6%
Investor AB Class B                                      252,450    2,687,409
Siemens AG ADR                                            40,050    2,951,685
                                                                 -------------
                                                                    5,639,094
                                                                 -------------

COMMUNICATIONS                          8.9%
Telecom Italia S.p.A. ADR                                 98,500    3,029,860
Vivendi Universal SA ADR *                               111,100    2,858,603
                                                                 -------------
                                                                    5,888,463
                                                                 -------------

CONSUMER SERVICES                       7.2%
Groupe Bruxelles Lambert SA                               45,300    3,158,961
WPP Group plc                                            174,100    1,620,964
                                                                 -------------
                                                                    4,779,925
                                                                 -------------

CONSUMER STAPLES                        8.3%
Allied Domecq plc                                        317,100    2,691,276
Nestle SA ADR                                             48,400    2,771,360
                                                                 -------------
                                                                    5,462,636
                                                                 -------------

ENERGY                                 12.1%
BP plc ADR                                                46,100    2,652,133
ENI S.p.A. ADR                                            23,250    2,610,975
Total SA ADR                                              26,550    2,712,613
                                                                 -------------
                                                                    7,975,721
                                                                 -------------

FINANCIAL                              19.9%
Banco Popolare di Verona e Novara Scrl                   107,100    1,878,107
Barclays plc                                             257,800    2,472,566
ING Groep NV ADR                                         113,100    2,859,168
Royal Bank of Scotland Group plc                         107,100    3,093,225
UBS AG ADR                                                40,000    2,813,200
                                                                 -------------
                                                                   13,116,266
                                                                 -------------

HEALTH CARE                             9.0%
GlaxoSmithKline plc ADR                                   61,850    2,704,700
Sanofi-Aventis ADR                                        87,631    3,208,171
                                                                 -------------
                                                                    5,912,871
                                                                 -------------

* Non-income producing.

See notes to schedules of investments.

ICAP EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

------------------------------------------------------------------------------
                                                   NUMBER
                                                  OF SHARES       VALUE
------------------------------------------------------------------------------

RETAIL                                  4.2%
Tesco plc                                                538,800   $2,781,265
                                                                 -------------

TECHNOLOGY                              2.3%
Philips Electronics NV                                    66,216    1,517,009
                                                                 -------------

TRANSPORTATION                          2.7%
Deutsche Post AG                                          92,900    1,801,005
                                                                 -------------

UTILITIES                               7.0%
E.ON AG ADR                                               40,450    2,981,165
Fortum Oyj                                               117,800    1,645,864
                                                                 -------------
                                                                    4,627,029
                                                                 -------------

TOTAL COMMON STOCKS
 (cost $55,511,741)                                                64,325,773
                                                                 -------------

                                                  PRINCIPAL
                                                   AMOUNT
                                             --------------------

SHORT-TERM INVESTMENT                   2.1%

VARIABLE RATE DEMAND DEPOSIT            2.1%
UMB Bank Money Market Fiduciary                       $1,378,435    1,378,435
                                                                 -------------

TOTAL SHORT-TERM INVESTMENT
 (cost $1,378,435)                                                  1,378,435
                                                                 -------------

TOTAL INVESTMENTS                      99.6%
 (cost $56,890,176)                                                65,704,208

Other Assets less Liabilities           0.4%                          260,125
                                                                 -------------

NET ASSETS                            100.0%                      $65,964,333
                                                                 =============


* Non-income producing.

See notes to schedules of investments.

ICAP EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
As of September 30, 2004 (unaudited)

------------------------------------------------------------------------------

EURO SELECT EQUITY PORTFOLIO COUNTRY COMPOSITION AS OF SEPTEMBER 30, 2004:

COUNTRY                                            %
-------------------------------------------------------------
United Kingdom                                         31.3%
Germany                                                16.2%
France                                                 13.6%
Italy                                                  11.7%
Switzerland                                             8.7%
Netherlands                                             6.8%
Belgium                                                 4.9%
Sweden                                                  4.2%
Finland                                                 2.6%
-------------------------------------------------------------
TOTAL                                                 100.0%
-------------------------------------------------------------

Notes to Schedules of Investments
September 30, 2004 (unaudited)

Organization
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the ICAP Discretionary Equity Portfolio, the ICAP Equity Portfolio, the ICAP Select Equity Portfolio and the ICAP Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

(A) INVESTMENT VALUATION - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on the U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

(B) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S.dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

(C) SHORT-TERM INVESTMENTS - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

(D) ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(E) OTHER - Investment transactions are accounted for on the trade date.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Section 302 certifications - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:  /s/ Pamela H. Conroy
     --------------------
     Pamela H. Conroy
     Vice President, Treasurer and Chief Compliance Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Robert H. Lyon
     ------------------
     Robert H. Lyon
     President

Date: November 24, 2004

By:  /s/ Pamela H. Conroy
     --------------------
     Pamela H. Conroy
     Vice President, Treasurer and Chief Compliance Officer

Date: November 24, 2004